Expense Example, No Redemption - Nuveen NWQ Small/Mid-Cap Value Fund	USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 701
3 Years	1,011
5 Years	1,370
10 Years	2,378
Class C
Expense Example, No Redemption:
1 Year	209
3 Years	692
5 Years	1,229
10 Years	2,699
Class R3
Expense Example, No Redemption:
1 Year	159
3 Years	539
5 Years	974
10 Years	2,182
Class R6
Expense Example, No Redemption:
1 Year	90
3 Years	328
5 Years	616
10 Years	1,433
Class I
Expense Example, No Redemption:
1 Year	108
3 Years	385
5 Years	712
10 Years	$ 1,637